Average Annual Total Returns - Invesco Capital Appreciation Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate		Class R5 1Year		Class R5 5Years		Class R5 10Years		Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 Since Inception	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Jan. 22, 1981	28.78%	15.28%	13.34%	27.81%	12.82%	11.24%	17.70%	11.59%	10.40%	Dec. 01, 1993	34.25%	15.70%	13.28%	Mar. 01, 2001	35.92%	16.28%	13.68%	Nov. 03, 1997	36.59%	16.86%	14.29%	May 24, 2019	[1]	36.75%	[1]	16.72%	[1]	14.04%	[1]	Dec. 29, 2011	36.76%	17.12%	16.32%	38.49%	21.00%	17.21%	18.40%	15.22%	13.88%

[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.